RISK MANAGEMENT - Investment debt securities - Concentration by location (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	$ 343,332,362	$ 303,076,129
Debt securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	48,010,223	39,334,862
Debt securities [member] | Gross carrying amount [member] | Colombia
Disclosure of financial assets [line items]
Financial assets	28,234,132	23,771,178
Debt securities [member] | Gross carrying amount [member] | Costa Rica
Disclosure of financial assets [line items]
Financial assets	4,953,097	3,411,413
Debt securities [member] | Gross carrying amount [member] | United States
Disclosure of financial assets [line items]
Financial assets	2,649,544	2,851,200
Debt securities [member] | Gross carrying amount [member] | Panama
Disclosure of financial assets [line items]
Financial assets	3,925,627	2,762,019
Debt securities [member] | Gross carrying amount [member] | Guatemala
Disclosure of financial assets [line items]
Financial assets	2,275,076	1,899,509
Debt securities [member] | Gross carrying amount [member] | Honduras
Disclosure of financial assets [line items]
Financial assets	2,088,894	1,159,345
Debt securities [member] | Gross carrying amount [member] | El Salvador
Disclosure of financial assets [line items]
Financial assets	816,076	919,211
Debt securities [member] | Gross carrying amount [member] | Nicaragua
Disclosure of financial assets [line items]
Financial assets	1,139,903	917,257
Debt securities [member] | Gross carrying amount [member] | Brazil
Disclosure of financial assets [line items]
Financial assets	735,442	555,091
Debt securities [member] | Gross carrying amount [member] | Peru
Disclosure of financial assets [line items]
Financial assets	97,145	320,468
Debt securities [member] | Gross carrying amount [member] | Mexico
Disclosure of financial assets [line items]
Financial assets	344,855	280,492
Debt securities [member] | Gross carrying amount [member] | Chile
Disclosure of financial assets [line items]
Financial assets	257,825	239,432
Debt securities [member] | Gross carrying amount [member] | Multilateral - Bladex (Foreign Trade Bank of Latin America)
Disclosure of financial assets [line items]
Financial assets	222,023	118,902
Debt securities [member] | Gross carrying amount [member] | Multilateral - Andean Development Corporation (Corporacion Andina de Fomento)
Disclosure of financial assets [line items]
Financial assets	114,936	66,860
Debt securities [member] | Gross carrying amount [member] | Multilateral - Inter-American Corporation for the Financing of Infrastructure
Disclosure of financial assets [line items]
Financial assets	27,008	21,194
Debt securities [member] | Gross carrying amount [member] | Multilateral - International Bank for Reconstruction and Development
Disclosure of financial assets [line items]
Financial assets	92,249
Debt securities [member] | Gross carrying amount [member] | Dominican Republic
Disclosure of financial assets [line items]
Financial assets	20,547
Debt securities [member] | Gross carrying amount [member] | Multilateral - Central American Bank for Economic Integration
Disclosure of financial assets [line items]
Financial assets	8,055	6,937
Debt securities [member] | Gross carrying amount [member] | Paraguay
Disclosure of financial assets [line items]
Financial assets	$ 7,789
Debt securities [member] | Gross carrying amount [member] | GERMANY
Disclosure of financial assets [line items]
Financial assets		34,329
Debt securities [member] | Gross carrying amount [member] | Barbados
Disclosure of financial assets [line items]
Financial assets		$ 25